Inventories	9 Months Ended
Sep. 30, 2013
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
	At September 30,	At December 31,
	2013	2012
	(unaudited)
	(in US Dollars, millions)

The components of inventory consist of the following:

Short-term
Metals in process	205	267
Gold on hand (doré/bullion)	53	91
Ore stockpiles	374	512
Uranium oxide and sulfuric acid	10	11
Supplies	442	412
	1,084	1,293
Less: Materials on the leach pad(1)	(124)	(128)
	960	1,165
(1) Short-term portion relating to heap leach inventory classified separately, as materials on the leach pad.

	At September 30,	At December 31,
	2013	2012
	(unaudited)
	(in US Dollars, millions)

Long-term
Metals in process	489	445
Ore stockpiles	126	180
	615	625
Less: Materials on the leach pad(2)	(489)	(445)
	126	180
(2) Long-term portion relating to heap leach inventory classified separately, as materials on the leach pad.